Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020		Jan. 01, 2022
Summary of Significant Accounting Policies [Line Items]
FDIC insured amount	$ 250		$ 250		$ 250		$ 250
Estimate of incremental compensation expenses					3,479		895
Proceeds from capital contribution					16,200
Allowance for doubtful debts on accounts receivable current					0		0
Write down of inventory					75		58
Impairment of long lived assets held for use					0		0
Product warranty liability current					0		0
Operating Lease Liability	$ 3,256		$ 3,256		1,341				$ 3,256
Operating Lease Discount Rate Percent	7.90%		7.90%
Operating Lease Right Of Use Asset	$ 3,059		$ 3,059		3,059
Increase Decrease In Prepaid Rent			43
Retained earnings accumulated deficit	(86,831)		(86,831)		(75,401)	[1]	(65,505)	[1]
Increase Decrease In Deferred Rent			240
Restricted cash included in other assets	333	$ 0	333	$ 0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalents	72,828		72,828
New lease accounting standard [Member]
Summary of Significant Accounting Policies [Line Items]
Retained earnings accumulated deficit	$ 154		$ 154
Selling, General and Administrative Expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Advertising costs					$ 44		$ 10
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable credit period					30 days		30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable credit period					60 days		60 days
Major Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	82.00%	82.00%			56.00%		49.00%
Major Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					25.00%		86.00%
Major Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	82.00%	82.00%	84.00%	84.00%	24.00%		36.00%
Major Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					19.00%		14.00%
Major Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							10.00%
Major Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					19.00%
Major Customer Four [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			83.00%	83.00%
Major Customer Four [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					18.00%
Major Customer Five [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					15.00%
Major Customer Five [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			96.00%		96.00%
Major Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			76.00%		76.00%

[1]	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination as described in Note 1.